Investments in Equity Accounted Investees - Summary of Reconciliation of Financial Information to Carrying Amount of Interest in Joint Venture (Detail) - Chery Jaguar Land Rover Automotive Co. Limited [member]
₨ in Millions, $ in Millions
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of joint ventures [line items]
Net assets of the joint venture	$ 823.7	₨ 67,683.9	₨ 64,529.8
Proportion of the Company's interest in joint venture	411.9	33,842.0	32,264.9
Other consolidation adjustments	(5.9)	(484.8)	(468.2)
Carrying amount of the Company's interest in joint venture	$ 406.0	₨ 33,357.2	₨ 31,796.7